Prepaid expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Prepaid expenses
Right to use facilities paid in advance	$ 23,920	$ 24,806
Prepaid insurance	15,065	15,588
Deferred costs of works for taxes	1,929	2,934
Other prepaid expenses	1,452	986
Prepaid expenses	42,366	44,314
Classification by maturity:
Current portion	19,333	20,394
Non-current portion	23,033	23,920
Prepaid expenses	$ 42,366	$ 44,314